Basis of preparation of the financial statements - Deferred taxes (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of preparation of the financial statements
Income tax rate		20.00%	22.00%	22.00%	25.00%
Recognized income tax gain	$ 82